Commitments and Contingencies (Details 2) (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2014 USD ($)
Commitments and Contingencies
Capital lease, interest payment | ₩			₩ 4		₩ 11
Obligation to pay future minimum capital lease payments | $		$ 0
Capital Lease Obligations | Principal Payments
Commitments and Contingencies
Capital lease, principal payment	₩ 17	$ 14	117	$ 103	144	$ 137
Capital Lease Obligations | Interest
Commitments and Contingencies
Capital lease, interest payment			₩ 4	$ 4	₩ 11	$ 11